Financial instruments - Fair values and risk management - Notional principal amounts (Details)	Mar. 31, 2026 EUR (€)	Mar. 31, 2026 £ / €	Mar. 31, 2026 $ / €	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 £ / €	Mar. 31, 2025 $ / €	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 £ / €	Mar. 31, 2024 $ / €
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate	1	0.8732	1.1552	1	0.8371	1.0817	1	0.8548	1.0793
Foriegn currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 7,823,900,000			€ 5,440,500,000			€ 4,851,500,000
Foriegn currency forward contracts | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Hedged exchange rate | $ / €			1.19
Forward foreign exchange contracts - Within 1 Year
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,095,700,000			4,299,300,000			4,403,600,000
Forward foreign exchange contracts - Greater than 1 Year
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 3,728,200,000			€ 1,141,200,000			€ 447,900,000